Consolidated balance sheets - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Current assets
Cash and cash equivalents	$ 5,771,505	$ 67,783,531
Time deposits	173,282,440	138,948,481
Trade and other receivables	13,403,555	13,456,083
Other current assets	1,107,956	652,769
Claim Receivables	479,488	0
Inventories	4,720,873	7,306,356
Advances and prepayments	245,014	250,562
Total current assets	199,010,831	228,397,782
Non current assets
Operating lease right-of-use asset	0	78,761
Vessels, net	335,406,781	208,230,018
Investment in related party	12,990,167	12,798,500
Total non current assets	348,396,948	221,107,279
Total assets	547,407,779	449,505,061
Current liabilities
Trade accounts payable	5,959,924	5,243,872
Payable to related parties	$ 3,038,447	$ 18,725,514
Other Liability, Current, Related Party, Type [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Accrued liabilities	$ 4,195,986	$ 3,370,020
Deferred income	3,399,325	1,419,226
Operating lease liability, current portion	0	78,761
Total current liabilities	16,593,682	28,837,393
Total liabilities	16,593,682	28,837,393
Commitments and contingencies
Stockholders' equity
Capital stock, $0.01 par value, 2,000,000,000 authorized at December 31, 2024 and 2025, 38,275,518 issued and 34,023,635 shares outstanding at December 31, 2024 and 48,900,620 shares issued and 44,648,737 shares outstanding as at December 31, 2025 (Note 8)	489,006	382,755
Preferred stock	8,119	8,119
Treasury stock 4,251,883 shares at December 31, 2024 and 2025, respectively with a par value of $0.01 per share (Note 8)	(8,390,225)	(8,390,225)
Additional paid-in capital	344,445,271	282,642,357
Retained earnings	194,261,926	146,024,662
Total stockholders' equity	530,814,097	420,667,668
Total liabilities and stockholders' equity	547,407,779	449,505,061
Series A Preferred Stock [Member]
Stockholders' equity
Preferred stock	7,959	7,959
Series B Preferred Stock [Member]
Stockholders' equity
Preferred stock	$ 160	$ 160